Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements of Comprehensive Income
Net income	$ 42,238	$ 44,193	$ 39,812
Net unrealized holding (loss) gain on securities available for sale	(1,079)	24,630	(34,691)
Reclassification adjustments for net gain recognized in income	(251)	(717)	(1,622)
Tax effect	531	(9,528)	14,480
Net unrealized (loss) gain on securities available for sale, net of tax	(799)	14,385	(21,833)
Change in overfunded position in pension and postretirement plans arising during the year	711	(8,367)	10,559
Tax effect	(281)	3,336	(4,210)
Change in overfunded position in pension and postretirement plans arising during the year, net of tax	430	(5,031)	6,349
Amortization of net actuarial loss (gain)	70	(297)	467
Amortization of prior service cost (credit)	90	199	(262)
Tax effect	(63)	38	(82)
Amortization of net actuarial loss (gain) and prior service cost (credit) on pension and postretirement plans, net of tax	97	(60)	123
Other comprehensive (loss) income, net of tax	(272)	9,294	(15,361)
Comprehensive income	$ 41,966	$ 53,487	$ 24,451